Cover	Mar. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(Amendment No.1)
Document Period End Date	Mar. 19, 2025
Entity File Number	001-36564
Entity Registrant Name	Healthcare Integrated Technologies Inc.
Entity Central Index Key	0001584693
Entity Tax Identification Number	85-1173741
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	311 S. Weisgarber Road
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37919
City Area Code	(865)
Local Phone Number	719-8160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HITC
Entity Emerging Growth Company	false